UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2023

FRANKLIN

S&P 500 INDEX FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

II	Franklin S&P 500 Index Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin S&P 500 Index Fund for the six-month reporting period ended March 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

Franklin S&P 500 Index Fund	III

Performance review

For the six months ended March 31, 2023, Class A shares of Franklin S&P 500 Index Fund returned 15.35%. The Fund’s unmanaged benchmark, the S&P 500 Indexi, returned 15.62% for the same period. The Lipper S&P 500 Index Funds Category Averageii returned 15.37% over the same time frame.

Performance Snapshot as of March 31, 2023 (unaudited)
6 months
Franklin S&P 500 Index Fund:
Class A	15.35%
Class D	15.42%
S&P 500 Index	15.62%
Lipper S&P 500 Index Funds Category Average	15.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 30, 2023, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.61% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.54% for Class A shares and 0.34% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular

IV	Franklin S&P 500 Index Fund

Performance review (cont’d)

business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as futures and options on securities or securities indexes and options on futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 117 funds in the Fund’s Lipper category, if any.

Franklin S&P 500 Index Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2023 and September 30, 2022 and does not include derivatives, such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2022 and held for the six months ended March 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	15.35%	$1,000.00	$1,153.50	0.54%	$2.90	Class A	5.00%	$1,000.00	$1,022.24	0.54%	$2.72
Class D	15.42	1,000.00	1,154.20	0.34	1.83	Class D	5.00	1,000.00	1,023.24	0.34	1.72

2	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

[1]	For the six months ended March 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2023

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 8.0%
Diversified Telecommunication Services — 0.9%
AT&T Inc.	68,491	$1,318,451
Verizon Communications Inc.	40,230	1,564,545
Total Diversified Telecommunication Services		2,882,996
Entertainment — 1.4%
Activision Blizzard Inc.	6,799	581,926
Electronic Arts Inc.	2,524	304,016
Live Nation Entertainment Inc.	1,351	94,570	*
Netflix Inc.	4,266	1,473,818	*
Take-Two Interactive Software Inc.	1,506	179,666	*
Walt Disney Co.	17,504	1,752,675	*
Warner Bros. Discovery Inc.	21,079	318,293	*
Total Entertainment		4,704,964
Interactive Media & Services — 4.7%
Alphabet Inc., Class A Shares	57,063	5,919,145	*
Alphabet Inc., Class C Shares	49,744	5,173,376	*
Match Group Inc.	2,741	105,227	*
Meta Platforms Inc., Class A Shares	21,326	4,519,832	*
Total Interactive Media & Services		15,717,580
Media — 0.8%
Charter Communications Inc., Class A Shares	997	356,537	*
Comcast Corp., Class A Shares	40,282	1,527,091
DISH Network Corp., Class A Shares	2,312	21,571	*
Fox Corp., Class A Shares	2,906	98,949
Fox Corp., Class B Shares	1,385	43,364
Interpublic Group of Cos. Inc.	3,766	140,246
News Corp., Class A Shares	3,890	67,180
News Corp., Class B Shares	1,175	20,480
Omnicom Group Inc.	1,926	181,699
Paramount Global, Class B Shares	4,811	107,334
Total Media		2,564,451
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	5,673	821,677	*
Total Communication Services		26,691,668
Consumer Discretionary — 10.1%
Automobile Components — 0.1%
Aptiv PLC	2,559	287,094	*
BorgWarner Inc.	2,262	111,087
Total Automobile Components		398,181

See Notes to Financial Statements.

4	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Automobiles — 1.9%
Ford Motor Co.	37,869	$477,150
General Motors Co.	13,334	489,091
Tesla Inc.	25,770	5,346,244	*
Total Automobiles		6,312,485
Broadline Retail — 2.8%
Amazon.com Inc.	85,423	8,823,341	*
eBay Inc.	5,175	229,615
Etsy Inc.	1,196	133,151	*
Total Broadline Retail		9,186,107
Distributors — 0.2%
Genuine Parts Co.	1,345	225,032
LKQ Corp.	2,497	141,730
Pool Corp.	380	130,127
Total Distributors		496,889
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings Inc.	372	986,697	*
Caesars Entertainment Inc.	2,093	102,159	*
Carnival Corp.	9,413	95,542	*
Chipotle Mexican Grill Inc.	265	452,697	*
Darden Restaurants Inc.	1,159	179,830
Domino’s Pizza Inc.	341	112,486
Expedia Group Inc.	1,440	139,723	*
Hilton Worldwide Holdings Inc.	2,520	354,992
Las Vegas Sands Corp.	3,130	179,818	*
Marriott International Inc., Class A Shares	2,570	426,723
McDonald’s Corp.	7,005	1,958,668
MGM Resorts International	3,104	137,880
Norwegian Cruise Line Holdings Ltd.	3,996	53,746	*
Royal Caribbean Cruises Ltd.	2,127	138,893	*
Starbucks Corp.	11,043	1,149,908
Wynn Resorts Ltd.	1,024	114,596	*
Yum! Brands Inc.	2,715	358,597
Total Hotels, Restaurants & Leisure		6,942,955
Household Durables — 0.3%
DR Horton Inc.	3,001	293,168
Garmin Ltd.	1,435	144,820
Lennar Corp., Class A Shares	2,464	258,991
Mohawk Industries Inc.	521	52,215	*
Newell Brands Inc.	3,441	42,806
NVR Inc.	28	156,021	*

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Household Durables — continued
PulteGroup Inc.	2,212	$128,915
Whirlpool Corp.	521	68,783
Total Household Durables		1,145,719
Leisure Products — 0.0%††
Hasbro Inc.	1,230	66,039
Specialty Retail — 2.2%
Advance Auto Parts Inc.	596	72,480
AutoZone Inc.	178	437,551	*
Bath & Body Works Inc.	2,223	81,317
Best Buy Co. Inc.	1,941	151,922
CarMax Inc.	1,535	98,670	*
Home Depot Inc.	9,762	2,880,961
Lowe’s Cos. Inc.	5,788	1,157,426
O’Reilly Automotive Inc.	598	507,690	*
Ross Stores Inc.	3,312	351,503
TJX Cos. Inc.	11,073	867,680
Tractor Supply Co.	1,057	248,437
Ulta Beauty Inc.	494	269,561	*
Total Specialty Retail		7,125,198
Textiles, Apparel & Luxury Goods — 0.5%
NIKE Inc., Class B Shares	11,932	1,463,341
Ralph Lauren Corp.	421	49,118
Tapestry Inc.	2,174	93,721
VF Corp.	3,084	70,654
Total Textiles, Apparel & Luxury Goods		1,676,834
Total Consumer Discretionary		33,350,407
Consumer Staples — 7.2%
Beverages — 1.8%
Brown-Forman Corp., Class B Shares	1,708	109,773
Coca-Cola Co.	37,282	2,312,602
Constellation Brands Inc., Class A Shares	1,571	354,873
Keurig Dr Pepper Inc.	8,097	285,662
Molson Coors Beverage Co., Class B Shares	1,867	96,487
Monster Beverage Corp.	7,348	396,866	*
PepsiCo Inc.	13,193	2,405,084
Total Beverages		5,961,347
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	4,253	2,113,188
Dollar General Corp.	2,122	446,596
Dollar Tree Inc.	2,013	288,966	*

See Notes to Financial Statements.

6	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples Distribution & Retail — continued
Kroger Co.	6,212	$306,687
Sysco Corp.	4,862	375,492
Target Corp.	4,426	733,078
Walgreens Boots Alliance Inc.	6,789	234,764
Walmart Inc.	13,433	1,980,696
Total Consumer Staples Distribution & Retail		6,479,467
Food Products — 1.2%
Archer-Daniels-Midland Co.	5,249	418,135
Bunge Ltd.	1,453	138,791
Campbell Soup Co.	1,943	106,826
Conagra Brands Inc.	4,517	169,659
General Mills Inc.	5,651	482,934
Hershey Co.	1,426	362,789
Hormel Foods Corp.	2,789	111,225
JM Smucker Co.	1,016	159,888
Kellogg Co.	2,420	162,043
Kraft Heinz Co.	7,605	294,085
Lamb Weston Holdings Inc.	1,410	147,373
McCormick & Co. Inc., Non Voting Shares	2,431	202,284
Mondelez International Inc., Class A Shares	13,041	909,219
Tyson Foods Inc., Class A Shares	2,760	163,723
Total Food Products		3,828,974
Household Products — 1.4%
Church & Dwight Co. Inc.	2,330	205,995
Clorox Co.	1,157	183,084
Colgate-Palmolive Co.	7,970	598,945
Kimberly-Clark Corp.	3,207	430,444
Procter & Gamble Co.	22,619	3,363,219
Total Household Products		4,781,687
Personal Care Products — 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,213	545,416
Tobacco — 0.7%
Altria Group Inc.	17,181	766,616
Philip Morris International Inc.	14,842	1,443,385
Total Tobacco		2,210,001
Total Consumer Staples		23,806,892
Energy — 4.6%
Energy Equipment & Services — 0.4%
Baker Hughes Co.	9,659	278,759

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Energy Equipment & Services — continued
Halliburton Co.	8,661	$274,034
Schlumberger Ltd.	13,641	669,773
Total Energy Equipment & Services		1,222,566
Oil, Gas & Consumable Fuels — 4.2%
APA Corp.	3,094	111,570
Chevron Corp.	17,022	2,777,309
ConocoPhillips	11,698	1,160,558
Coterra Energy Inc.	7,593	186,332
Devon Energy Corp.	6,249	316,262
Diamondback Energy Inc.	1,743	235,601
EOG Resources Inc.	5,651	647,774
EQT Corp.	3,579	114,206
Exxon Mobil Corp.	39,414	4,322,139
Hess Corp.	2,659	351,892
Kinder Morgan Inc.	18,802	329,223
Marathon Oil Corp.	6,106	146,300
Marathon Petroleum Corp.	4,367	588,803
Occidental Petroleum Corp.	6,962	434,638
ONEOK Inc.	4,244	269,664
Phillips 66	4,499	456,109
Pioneer Natural Resources Co.	2,277	465,054
Targa Resources Corp.	2,204	160,782
Valero Energy Corp.	3,695	515,822
Williams Cos. Inc.	11,628	347,212
Total Oil, Gas & Consumable Fuels		13,937,250
Total Energy		15,159,816
Financials — 12.8%
Banks — 3.1%
Bank of America Corp.	66,878	1,912,711
Citigroup Inc.	18,538	869,247
Citizens Financial Group Inc.	4,758	144,500
Comerica Inc.	1,223	53,103
Fifth Third Bancorp	6,470	172,361
First Republic Bank	1,752	24,510
Huntington Bancshares Inc.	13,708	153,530
JPMorgan Chase & Co.	28,115	3,663,666
KeyCorp	8,821	110,439
M&T Bank Corp.	1,593	190,475
PNC Financial Services Group Inc.	3,827	486,412
Regions Financial Corp.	8,828	163,848

See Notes to Financial Statements.

8	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
Signature Bank	609	$111
SVB Financial Group	563	510	*
Truist Financial Corp.	12,653	431,467
US Bancorp	13,348	481,195
Wells Fargo & Co.	36,563	1,366,725
Zions Bancorp NA	1,480	44,296
Total Banks		10,269,106
Capital Markets — 2.8%
Ameriprise Financial Inc.	1,002	307,113
Bank of New York Mellon Corp.	6,986	317,444
BlackRock Inc.	1,440	963,533
Cboe Global Markets Inc.	1,015	136,254
Charles Schwab Corp.	14,615	765,534
CME Group Inc.	3,448	660,361
FactSet Research Systems Inc.	357	148,187
Franklin Resources Inc.	2,709	72,980	(a)
Goldman Sachs Group Inc.	3,258	1,065,724
Intercontinental Exchange Inc.	5,330	555,866
Invesco Ltd.	4,326	70,946
MarketAxess Holdings Inc.	364	142,430
Moody’s Corp.	1,514	463,314
Morgan Stanley	12,504	1,097,851
MSCI Inc.	774	433,200
Nasdaq Inc.	3,197	174,780
Northern Trust Corp.	1,971	173,704
Raymond James Financial Inc.	1,881	175,441
S&P Global Inc.	3,154	1,087,405
State Street Corp.	3,299	249,701
T. Rowe Price Group Inc.	2,156	243,412
Total Capital Markets		9,305,180
Consumer Finance — 0.5%
American Express Co.	5,718	943,184
Capital One Financial Corp.	3,648	350,792
Discover Financial Services	2,533	250,362
Synchrony Financial	4,041	117,512
Total Consumer Finance		1,661,850
Financial Services — 4.3%
Berkshire Hathaway Inc., Class B Shares	17,263	5,330,296	*
Fidelity National Information Services Inc.	5,681	308,649
Fiserv Inc.	6,103	689,822	*

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Financial Services — continued
FleetCor Technologies Inc.	702	$148,017	*
Global Payments Inc.	2,551	268,467
Jack Henry & Associates Inc.	700	105,504
Mastercard Inc., Class A Shares	8,085	2,938,170
PayPal Holdings Inc.	10,904	828,050	*
Visa Inc., Class A Shares	15,572	3,510,863
Total Financial Services		14,127,838
Insurance — 2.1%
Aflac Inc.	5,362	345,956
Allstate Corp.	2,511	278,244
American International Group Inc.	7,073	356,196
Aon PLC, Class A Shares	1,985	625,851
Arch Capital Group Ltd.	3,599	244,264	*
Arthur J Gallagher & Co.	2,013	385,107
Assurant Inc.	510	61,236
Brown & Brown Inc.	2,233	128,219
Chubb Ltd.	3,989	774,584
Cincinnati Financial Corp.	1,522	170,586
Everest Re Group Ltd.	372	133,183
Globe Life Inc.	871	95,827
Hartford Financial Services Group Inc.	2,953	205,795
Lincoln National Corp.	1,477	33,188
Loews Corp.	1,934	112,211
Marsh & McLennan Cos. Inc.	4,763	793,278
MetLife Inc.	6,364	368,730
Principal Financial Group Inc.	2,216	164,693
Progressive Corp.	5,598	800,850
Prudential Financial Inc.	3,544	293,231
Travelers Cos. Inc.	2,206	378,130
Willis Towers Watson PLC	1,008	234,239
WR Berkley Corp.	1,951	121,469
Total Insurance		7,105,067
Total Financials		42,469,041
Health Care — 14.1%
Biotechnology — 2.3%
AbbVie Inc.	16,921	2,696,700
Amgen Inc.	5,131	1,240,419
Biogen Inc.	1,393	387,296	*
Gilead Sciences Inc.	11,989	994,727
Incyte Corp.	1,799	130,014	*

See Notes to Financial Statements.

10	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Biotechnology — continued
Moderna Inc.	3,162	$485,620	*
Regeneron Pharmaceuticals Inc.	1,028	844,677	*
Vertex Pharmaceuticals Inc.	2,473	779,168	*
Total Biotechnology		7,558,621
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	16,681	1,689,118
Align Technology Inc.	698	233,230	*
Baxter International Inc.	4,797	194,566
Becton Dickinson & Co.	2,718	672,814
Boston Scientific Corp.	13,733	687,062	*
Cooper Cos. Inc.	471	175,852
DENTSPLY SIRONA Inc.	2,139	84,020
Dexcom Inc.	3,697	429,517	*
Edwards Lifesciences Corp.	5,908	488,769	*
GE HealthCare Technologies Inc.	3,496	286,777	*
Hologic Inc.	2,398	193,519	*
IDEXX Laboratories Inc.	803	401,564	*
Insulet Corp.	676	215,617	*
Intuitive Surgical Inc.	3,376	862,467	*
Medtronic PLC	12,781	1,030,404
ResMed Inc.	1,408	308,338
STERIS PLC	951	181,907
Stryker Corp.	3,222	919,784
Teleflex Inc.	461	116,776
Zimmer Biomet Holdings Inc.	1,988	256,850
Total Health Care Equipment & Supplies		9,428,951
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	1,552	248,491
Cardinal Health Inc.	2,420	182,710
Centene Corp.	5,199	328,629	*
Cigna Group	2,847	727,494
CVS Health Corp.	12,287	913,047
DaVita Inc.	530	42,988	*
Elevance Health Inc.	2,285	1,050,666
HCA Healthcare Inc.	2,025	533,952
Henry Schein Inc.	1,292	105,350	*
Humana Inc.	1,207	585,950
Laboratory Corp. of America Holdings	833	191,107
McKesson Corp.	1,305	464,645
Molina Healthcare Inc.	558	149,259	*

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Providers & Services — continued
Quest Diagnostics Inc.	1,096	$155,062
UnitedHealth Group Inc.	8,950	4,229,680
Universal Health Services Inc., Class B Shares	626	79,565
Total Health Care Providers & Services		9,988,595
Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	2,865	396,344
Bio-Rad Laboratories Inc., Class A Shares	205	98,199	*
Bio-Techne Corp.	1,488	110,395
Charles River Laboratories International Inc.	489	98,690	*
Danaher Corp.	6,274	1,581,299
Illumina Inc.	1,509	350,918	*
IQVIA Holdings Inc.	1,776	353,229	*
Mettler-Toledo International Inc.	214	327,465	*
PerkinElmer Inc.	1,189	158,446
Thermo Fisher Scientific Inc.	3,754	2,163,693
Waters Corp.	569	176,179	*
West Pharmaceutical Services Inc.	697	241,490
Total Life Sciences Tools & Services		6,056,347
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	20,363	1,411,359
Catalent Inc.	1,707	112,167	*
Eli Lilly & Co.	7,555	2,594,538
Johnson & Johnson	25,049	3,882,595
Merck & Co. Inc.	24,283	2,583,468
Organon & Co.	2,461	57,883
Pfizer Inc.	53,772	2,193,898
Viatris Inc.	11,659	112,159
Zoetis Inc.	4,465	743,155
Total Pharmaceuticals		13,691,222
Total Health Care		46,723,736
Industrials — 8.6%
Aerospace & Defense — 1.7%
Boeing Co.	5,387	1,144,360	*
General Dynamics Corp.	2,172	495,672
Howmet Aerospace Inc.	3,476	147,278
Huntington Ingalls Industries Inc.	388	80,324
L3Harris Technologies Inc.	1,834	359,904
Lockheed Martin Corp.	2,173	1,027,242
Northrop Grumman Corp.	1,389	641,329
Raytheon Technologies Corp.	14,007	1,371,706

See Notes to Financial Statements.

12	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Aerospace & Defense — continued
Textron Inc.	2,029	$143,308
TransDigm Group Inc.	495	364,840
Total Aerospace & Defense		5,775,963
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	1,112	110,500
Expeditors International of Washington Inc.	1,542	169,805
FedEx Corp.	2,208	504,506
United Parcel Service Inc., Class B Shares	6,991	1,356,184
Total Air Freight & Logistics		2,140,995
Building Products — 0.4%
Allegion PLC	844	90,080
AO Smith Corp.	1,200	82,980
Carrier Global Corp.	8,030	367,373
Johnson Controls International PLC	6,577	396,067
Masco Corp.	2,177	108,240
Trane Technologies PLC	2,177	400,524
Total Building Products		1,445,264
Commercial Services & Supplies — 0.5%
Cintas Corp.	822	380,323
Copart Inc.	4,136	311,069	*
Republic Services Inc.	1,957	264,626
Rollins Inc.	2,278	85,493
Waste Management Inc.	3,577	583,659
Total Commercial Services & Supplies		1,625,170
Construction & Engineering — 0.1%
Quanta Services Inc.	1,352	225,297
Electrical Equipment — 0.6%
AMETEK Inc.	2,215	321,906
Eaton Corp. PLC	3,802	651,435
Emerson Electric Co.	5,451	475,000
Generac Holdings Inc.	597	64,482	*
Rockwell Automation Inc.	1,111	326,023
Total Electrical Equipment		1,838,846
Ground Transportation — 0.8%
CSX Corp.	20,156	603,471
J.B. Hunt Transport Services Inc.	799	140,192
Norfolk Southern Corp.	2,210	468,520
Old Dominion Freight Line Inc.	869	296,190
Union Pacific Corp.	5,839	1,175,157
Total Ground Transportation		2,683,530

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Industrial Conglomerates — 0.8%
3M Co.	5,298	$556,873
General Electric Co.	10,489	1,002,748
Honeywell International Inc.	6,383	1,219,919
Total Industrial Conglomerates		2,779,540
Machinery — 1.8%
Caterpillar Inc.	4,994	1,142,827
Cummins Inc.	1,350	322,488
Deere & Co.	2,584	1,066,882
Dover Corp.	1,357	206,182
Fortive Corp.	3,410	232,460
IDEX Corp.	713	164,724
Illinois Tool Works Inc.	2,651	645,386
Ingersoll Rand Inc.	3,860	224,575
Nordson Corp.	510	113,353
Otis Worldwide Corp.	4,013	338,697
PACCAR Inc.	4,956	362,779
Parker-Hannifin Corp.	1,225	411,735
Pentair PLC	1,518	83,900
Snap-on Inc.	510	125,914
Stanley Black & Decker Inc.	1,395	112,409
Westinghouse Air Brake Technologies Corp.	1,794	181,302
Xylem Inc.	1,692	177,152
Total Machinery		5,912,765
Passenger Airlines — 0.2%
Alaska Air Group Inc.	1,219	51,149	*
American Airlines Group Inc.	6,048	89,208	*
Delta Air Lines Inc.	6,093	212,768	*
Southwest Airlines Co.	5,699	185,445
United Airlines Holdings Inc.	3,090	136,733	*
Total Passenger Airlines		675,303
Professional Services — 0.8%
Automatic Data Processing Inc.	3,966	882,951
Broadridge Financial Solutions Inc.	1,129	165,478
CoStar Group Inc.	3,926	270,305	*
Equifax Inc.	1,153	233,874
Jacobs Solutions Inc.	1,235	145,125
Leidos Holdings Inc.	1,271	117,008
Paychex Inc.	3,054	349,958

See Notes to Financial Statements.

14	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Professional Services — continued
Robert Half International Inc.	1,071	$86,290
Verisk Analytics Inc.	1,498	287,406
Total Professional Services		2,538,395
Trading Companies & Distributors — 0.3%
Fastenal Co.	5,495	296,400
United Rentals Inc.	677	267,930
W.W. Grainger Inc.	433	298,255
Total Trading Companies & Distributors		862,585
Total Industrials		28,503,653
Information Technology — 25.9%
Communications Equipment — 0.9%
Arista Networks Inc.	2,353	394,975	*
Cisco Systems Inc.	39,342	2,056,603
F5 Inc.	573	83,480	*
Juniper Networks Inc.	3,146	108,285
Motorola Solutions Inc.	1,593	455,805
Total Communications Equipment		3,099,148
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A Shares	5,702	465,967
CDW Corp.	1,292	251,798
Corning Inc.	7,352	259,379
Keysight Technologies Inc.	1,699	274,355	*
TE Connectivity Ltd.	3,054	400,532
Teledyne Technologies Inc.	443	198,180	*
Trimble Inc.	2,365	123,973	*
Zebra Technologies Corp., Class A Shares	485	154,230	*
Total Electronic Equipment, Instruments & Components		2,128,414
IT Services — 1.2%
Accenture PLC, Class A Shares	6,032	1,724,006
Akamai Technologies Inc.	1,540	120,582	*
Cognizant Technology Solutions Corp., Class A Shares	4,941	301,055
DXC Technology Co.	2,217	56,666	*
EPAM Systems Inc.	540	161,460	*
Gartner Inc.	754	245,631	*
International Business Machines Corp.	8,695	1,139,828
VeriSign Inc.	883	186,604	*
Total IT Services		3,935,832
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices Inc.	15,446	1,513,863	*
Analog Devices Inc.	4,850	956,517

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Applied Materials Inc.	8,070	$991,238
Broadcom Inc.	4,002	2,567,443
Enphase Energy Inc.	1,292	271,682	*
First Solar Inc.	968	210,540	*
Intel Corp.	39,559	1,292,393
KLA Corp.	1,324	528,501
Lam Research Corp.	1,289	683,325
Microchip Technology Inc.	5,293	443,448
Micron Technology Inc.	10,445	630,251
Monolithic Power Systems Inc.	421	210,727
NVIDIA Corp.	23,570	6,547,039
NXP Semiconductors NV	2,514	468,798
ON Semiconductor Corp.	4,137	340,558	*
Qorvo Inc.	974	98,929	*
QUALCOMM Inc.	10,721	1,367,785
Skyworks Solutions Inc.	1,531	180,627
SolarEdge Technologies Inc.	531	161,397	*
Teradyne Inc.	1,466	157,610
Texas Instruments Inc.	8,711	1,620,333
Total Semiconductors & Semiconductor Equipment		21,243,004
Software — 9.4%
Adobe Inc.	4,387	1,690,618	*
ANSYS Inc.	836	278,221	*
Autodesk Inc.	2,075	431,932	*
Cadence Design Systems Inc.	2,608	547,915	*
Ceridian HCM Holding Inc.	1,459	106,828	*
Fair Isaac Corp.	239	167,943	*
Fortinet Inc.	6,197	411,853	*
Gen Digital Inc.	5,727	98,275
Intuit Inc.	2,691	1,199,729
Microsoft Corp.	71,331	20,564,727
Oracle Corp.	14,758	1,371,313
Paycom Software Inc.	472	143,493	*
PTC Inc.	1,011	129,641	*
Roper Technologies Inc.	1,010	445,097
Salesforce Inc.	9,582	1,914,292	*
ServiceNow Inc.	1,945	903,880	*
Synopsys Inc.	1,461	564,311	*
Tyler Technologies Inc.	389	137,955	*
Total Software		31,108,023

See Notes to Financial Statements.

16	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	142,519	$23,501,383
Hewlett Packard Enterprise Co.	12,082	192,466
HP Inc.	8,345	244,926
NetApp Inc.	2,065	131,850
Seagate Technology Holdings PLC	1,853	122,520
Western Digital Corp.	2,920	109,997	*
Total Technology Hardware, Storage & Peripherals		24,303,142
Total Information Technology		85,817,563
Materials — 2.6%
Chemicals — 1.8%
Air Products & Chemicals Inc.	2,119	608,598
Albemarle Corp.	1,126	248,891
Celanese Corp.	946	103,010
CF Industries Holdings Inc.	1,898	137,586
Corteva Inc.	6,856	413,485
Dow Inc.	6,801	372,831
DuPont de Nemours Inc.	4,355	312,558
Eastman Chemical Co.	1,198	101,039
Ecolab Inc.	2,363	391,147
FMC Corp.	1,222	149,243
International Flavors & Fragrances Inc.	2,457	225,946
Linde PLC	4,708	1,673,412
LyondellBasell Industries NV, Class A Shares	2,462	231,157
Mosaic Co.	3,288	150,854
PPG Industries Inc.	2,264	302,425
Sherwin-Williams Co.	2,278	512,026
Total Chemicals		5,934,208
Construction Materials — 0.1%
Martin Marietta Materials Inc.	594	210,906
Vulcan Materials Co.	1,267	217,366
Total Construction Materials		428,272
Containers & Packaging — 0.3%
Amcor PLC	14,489	164,885
Avery Dennison Corp.	783	140,102
Ball Corp.	2,960	163,126
International Paper Co.	3,435	123,866
Packaging Corp. of America	894	124,114
Sealed Air Corp.	1,399	64,228
Westrock Co.	2,455	74,804
Total Containers & Packaging		855,125

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	13,671	$559,281
Newmont Corp.	7,562	370,689
Nucor Corp.	2,414	372,891
Steel Dynamics Inc.	1,607	181,687
Total Metals & Mining		1,484,548
Total Materials		8,702,153
Real Estate — 2.5%
Health Care REITs — 0.2%
Healthpeak Properties Inc.	5,106	112,179
Ventas Inc.	3,788	164,210
Welltower Inc.	4,598	329,630
Total Health Care REITs		606,019
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	6,871	113,303
Industrial REITs — 0.3%
Prologis Inc.	8,829	1,101,594
Office REITs — 0.1%
Alexandria Real Estate Equities Inc.	1,504	188,888
Boston Properties Inc.	1,343	72,683
Total Office REITs		261,571
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,078	224,109	*
Residential REITs — 0.3%
AvalonBay Communities Inc.	1,329	223,352
Camden Property Trust	1,052	110,292
Equity Residential	3,258	195,480
Essex Property Trust Inc.	635	132,804
Invitation Homes Inc.	5,555	173,483
Mid-America Apartment Communities Inc.	1,099	165,993
UDR Inc.	2,925	120,100
Total Residential REITs		1,121,504
Retail REITs — 0.3%
Federal Realty Investment Trust	666	65,821
Kimco Realty Corp.	5,839	114,036
Realty Income Corp.	6,083	385,176
Regency Centers Corp.	1,419	86,814
Simon Property Group Inc.	3,128	350,242
Total Retail REITs		1,002,089
Specialized REITs — 1.2%
American Tower Corp.	4,459	911,152

See Notes to Financial Statements.

18	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Specialized REITs — continued
Crown Castle Inc.	4,145	$554,767
Digital Realty Trust Inc.	2,760	271,335
Equinix Inc.	895	645,331
Extra Space Storage Inc.	1,283	209,039
Iron Mountain Inc.	2,785	147,354
Public Storage	1,513	457,138
SBA Communications Corp.	1,031	269,163
VICI Properties Inc.	9,543	311,293
Weyerhaeuser Co.	7,084	213,441
Total Specialized REITs		3,990,013
Total Real Estate		8,420,202
Utilities — 2.8%
Electric Utilities — 1.9%
Alliant Energy Corp.	2,430	129,762
American Electric Power Co. Inc.	4,912	446,943
Constellation Energy Corp.	3,158	247,903
Duke Energy Corp.	7,371	711,080
Edison International	3,617	255,324
Entergy Corp.	1,969	212,140
Evergy Inc.	2,176	132,997
Eversource Energy	3,409	266,788
Exelon Corp.	9,482	397,201
FirstEnergy Corp.	5,175	207,311
NextEra Energy Inc.	19,043	1,467,834
NRG Energy Inc.	2,219	76,090
PG&E Corp.	15,551	251,460	*
Pinnacle West Capital Corp.	1,054	83,519
PPL Corp.	7,011	194,836
Southern Co.	10,506	731,007
Xcel Energy Inc.	5,244	353,655
Total Electric Utilities		6,165,850
Gas Utilities — 0.0%††
Atmos Energy Corp.	1,361	152,922
Independent Power and Renewable Electricity Producers — 0.0%††
AES Corp.	6,303	151,776
Multi-Utilities — 0.8%
Ameren Corp.	2,476	213,902
CenterPoint Energy Inc.	5,935	174,845
CMS Energy Corp.	2,749	168,734
Consolidated Edison Inc.	3,452	330,253

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Multi-Utilities — continued
Dominion Energy Inc.		7,959	$444,988
DTE Energy Co.		1,871	204,949
NiSource Inc.		3,894	108,876
Public Service Enterprise Group Inc.		4,770	297,886
Sempra Energy		3,004	454,085
WEC Energy Group Inc.		3,023	286,550
Total Multi-Utilities			2,685,068
Water Utilities — 0.1%
American Water Works Co. Inc.		1,847	270,567
Total Utilities			9,426,183
Total Investments before Short-Term Investments (Cost — $106,241,469)			329,071,314

	Rate
Short-Term Investments — 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,339,745)	4.716%	2,339,745	2,339,745	(b)
Total Investments — 99.9% (Cost — $108,581,214)			331,411,059
Other Assets in Excess of Liabilities — 0.1%			360,986
Total Net Assets — 100.0%			$331,772,045

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	13	6/23	$2,572,997	$2,689,538	$116,541

See Notes to Financial Statements.

20	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $108,534,319)	$331,338,079
Investments in affiliated securities, at value (Cost — $46,895)	72,980
Cash	1,002
Receivable for Fund shares sold	334,854
Dividends receivable from unaffiliated investments	246,638
Deposits with brokers for open futures contracts	145,600
Receivable from brokers — net variation margin on open futures contracts	37,538
Dividends receivable from affiliated investments	813
Prepaid expenses	19,847
Total Assets	332,197,351

Liabilities:
Payable for Fund shares repurchased	181,027
Transfer agent fees payable	62,625
Service and/or distribution fees payable	49,734
Investment management fee payable	45,857
Fund accounting fees payable	29,238
Audit and tax fees payable	23,705
Trustees’ fees payable	5,262
Accrued expenses	27,858
Total Liabilities	425,306
Total Net Assets	$331,772,045

Net Assets:
Par value (Note 7)	$104
Paid-in capital in excess of par value	111,727,475
Total distributable earnings (loss)	220,044,466
Total Net Assets	$331,772,045

Net Assets:
Class A	$302,116,890
Class D	$29,655,155

Shares Outstanding:
Class A	9,480,366
Class D	921,401

Net Asset Value:
Class A	$31.87
Class D	$32.18

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended March 31, 2023

Investment Income:
Dividends from unaffiliated investments	$2,861,396
Dividends from affiliated investments	1,625
Interest	3,127
Less: Foreign taxes withheld	(693)
Total Investment Income	2,865,455

Expenses:
Investment management fee (Note 2)	394,925
Service and/or distribution fees (Notes 2 and 5)	287,923
Transfer agent fees (Note 5)	110,580
Registration fees	54,434
Fund accounting fees	34,484
Audit and tax fees	19,705
Legal fees	18,473
Standard & Poor’s license fees	15,797
Trustees’ fees	12,424
Shareholder reports	8,305
Commitment fees (Note 9)	1,374
Insurance	967
Custody fees	892
Miscellaneous expenses	3,382
Total Expenses	963,665
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(138,624)
Net Expenses	825,041
Net Investment Income	2,040,414

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(181,129)
Futures contracts	192,067
Net Realized Gain	10,938
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	41,603,797
Investments in affiliated securities	14,407
Futures contracts	355,768
Change in Net Unrealized Appreciation (Depreciation)	41,973,972
Net Gain on Investments and Futures Contracts	41,984,910
Increase in Net Assets From Operations	$44,025,324

See Notes to Financial Statements.

22	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2023 (unaudited) and the Year Ended September 30, 2022	2023	2022

Operations:
Net investment income	$2,040,414	$3,169,889
Net realized gain	10,938	10,362,332
Change in net unrealized appreciation (depreciation)	41,973,972	(68,416,908)
Increase (Decrease) in Net Assets From Operations	44,025,324	(54,884,687)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(12,266,498)	(18,643,499)
Decrease in Net Assets From Distributions to Shareholders	(12,266,498)	(18,643,499)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	22,643,508	55,672,638
Reinvestment of distributions	12,188,993	18,420,393
Cost of shares repurchased	(20,621,806)	(62,641,604)
Increase in Net Assets From Fund Share Transactions	14,210,695	11,451,427
Increase (Decrease) in Net Assets	45,969,521	(62,076,759)

Net Assets:
Beginning of period	285,802,524	347,879,283
End of period	$331,772,045	$285,802,524

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$28.74	$35.94	$29.50	$27.21	$27.71	$24.81

Income (loss) from operations:
Net investment income	0.20	0.31	0.29	0.36	0.37	0.34
Net realized and unrealized gain (loss)	4.14	(5.58)	8.02	3.47	0.48	3.78
Total income (loss) from operations	4.34	(5.27)	8.31	3.83	0.85	4.12

Less distributions from:
Net investment income	(0.33)	(0.26)	(0.35)	(0.40)	(0.34)	(0.34)
Net realized gains	(0.88)	(1.67)	(1.52)	(1.14)	(1.01)	(0.88)
Total distributions	(1.21)	(1.93)	(1.87)	(1.54)	(1.35)	(1.22)

Net asset value, end of period	$31.87	$28.74	$35.94	$29.50	$27.21	$27.71
Total return[3]	15.35%	(15.77)%	29.24%	14.55%	3.64%	17.19%

Net assets, end of period (millions)	$302	$260	$318	$263	$254	$265

Ratios to average net assets:
Gross expenses	0.63%[4]	0.61%	0.59%	0.61%	0.61%	0.62%
Net expenses[5,6]	0.54 [4]	0.57	0.59	0.59	0.59	0.59
Net investment income	1.27 [4]	0.91	0.86	1.31	1.43	1.30

Portfolio turnover rate	1%	9%	3%	3%	3%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.59%.

See Notes to Financial Statements.

24	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$29.05	$36.30	$29.77	$27.44	$27.94	$25.01

Income (loss) from operations:
Net investment income	0.23	0.39	0.36	0.41	0.42	0.39
Net realized and unrealized gain (loss)	4.18	(5.65)	8.10	3.51	0.48	3.81
Total income (loss) from operations	4.41	(5.26)	8.46	3.92	0.90	4.20

Less distributions from:
Net investment income	(0.40)	(0.32)	(0.41)	(0.45)	(0.39)	(0.39)
Net realized gains	(0.88)	(1.67)	(1.52)	(1.14)	(1.01)	(0.88)
Total distributions	(1.28)	(1.99)	(1.93)	(1.59)	(1.40)	(1.27)

Net asset value, end of period	$32.18	$29.05	$36.30	$29.77	$27.44	$27.94
Total return[3]	15.42%	(15.60)%	29.52%	14.78%	3.83%	17.40%

Net assets, end of period (000s)	$29,655	$25,890	$29,592	$23,555	$19,833	$19,260

Ratios to average net assets:
Gross expenses	0.43%[4]	0.43%	0.40%	0.43%	0.43%	0.45%
Net expenses[5,6]	0.34 [4]	0.37	0.39	0.39	0.39	0.39
Net investment income	1.47 [4]	1.11	1.06	1.51	1.63	1.50

Portfolio turnover rate	1%	9%	3%	3%	3%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.34%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.39%.

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

26	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$329,071,314	—	—	$329,071,314
Short-Term Investments†	2,339,745	—	—	2,339,745
Total Investments	$331,411,059	—	—	$331,411,059
Other Financial Instruments:
Futures Contracts††	$116,541	—	—	$116,541
Total	$331,527,600	—	—	$331,527,600

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

28	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

30	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.54% and 0.34%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended March 31, 2023, fees waived and/or expenses reimbursed amounted to $138,624.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$9,712,091
Sales	4,441,883

32	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

At March 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$108,581,214	$228,759,224	$(5,929,379)	$222,829,845
Futures contracts	—	116,541	—	116,541

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2023.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$116,541

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$192,067

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$355,768

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

During the six months ended March 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,708,427

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$287,923	$99,958
Class D	—	10,622
Total	$287,923	$110,580

For the six months ended March 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$125,497
Class D	13,127
Total	$138,624

6. Distributions to shareholders by class

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Net Investment Income:
Class A	$3,046,883	$2,327,870
Class D	348,399	272,134
Total	$3,395,282	$2,600,004

Net Realized Gains:
Class A	$8,099,420	$14,658,269
Class D	771,796	1,385,226
Total	$8,871,216	$16,043,495

7. Shares of beneficial interest

At March 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

34	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	688,038	$21,231,203	1,426,131	$49,697,185
Shares issued on reinvestment	367,734	11,068,798	460,552	16,763,033
Shares repurchased	(617,612)	(19,001,432)	(1,699,753)	(57,594,509)
Net increase	438,160	$13,298,569	186,930	$8,865,709

Class D
Shares sold	44,680	$1,412,305	174,943	$5,975,453
Shares issued on reinvestment	36,861	1,120,195	45,028	1,657,360
Shares repurchased	(51,325)	(1,620,374)	(144,026)	(5,047,095)
Net increase	30,216	$912,126	75,945	$2,585,718

8. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the year ended March 31, 2023:

	Affiliate Value at September 30,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$57,200	$1,373	51	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Franklin Resources Inc.	—	$1,625	$14,407	$72,980

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

Franklin S&P 500 Index Fund 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2023.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

36	Franklin S&P 500 Index Fund 2023 Semi-Annual Report

Franklin

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

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Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX010131 05/23 SR23-4643

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 19, 2023